Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	27 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000246894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PlanRock Alternative Growth ETF
Without Sales Load [Member] | C000246894
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%	22.02%	10.59%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	(0.01%)	20.01%	16.26%